UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08076

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1 - Schedule of Investments

The Schedule of Investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Shares	Description	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING MARKET COUNTRIES—96.3%
COMMON STOCKS—94.7%
BRAZIL—9.7%
COMMERCIAL SERVICES & SUPPLIES—0.9%
106,852	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$1,065,368
HEALTH CARE PROVIDERS & SERVICES—1.4%
651,000	OdontoPrev SA	1,643,857
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
485,155	Iguatemi Empresa de Shopping Centers SA	2,447,729
ROAD & RAIL—1.2%
243,450	Localiza Rent a Car SA	1,334,781
SOFTWARE—1.2%
177,000	Totvs SA	1,433,772
TEXTILES, APPAREL & LUXURY GOODS—1.7%
411,413	Arezzo Industria e Comercio SA	1,954,310
TRANSPORTATION INFRASTRUCTURE—1.2%
201,000	Wilson Sons Ltd., BDR	1,433,704
		11,313,521
CHILE—3.9%
INFORMATION TECHNOLOGY SERVICES—1.0%
745,000	Sonda SA	1,177,338
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
2,192,849	Parque Arauco SA	3,414,992
		4,592,330
CHINA—2.7%
CHEMICALS—0.9%
2,704,000	Yingde Gases Group Co. Ltd.(a)	1,023,058
HEALTH CARE—0.5%
345,000	Tong Ren Tang Technologies Co. Ltd., H Shares(a)	531,513
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
2,130,000	Yanlord Land Group Ltd.(a)	1,531,614
		3,086,185
EGYPT—2.5%
FOOD PRODUCTS—2.5%
66,957	Edita Food Industries SAE(b)	1,121,530
1,922,692	Juhayna Food Industries	1,841,647
		2,963,177
		2,963,177
HONG KONG—5.0%
BANKS—1.4%
1,000,000	Dah Sing Banking Group Ltd.(a)	1,579,785
HOTELS, RESTAURANTS & LEISURE—0.9%
400,000	Cafe de Coral Holdings Ltd.(a)	1,101,217
MARINE—0.4%
2,383,000	Pacific Basin Shipping Ltd.(a)	435,092

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Fund, Inc.

SPECIALTY RETAIL—0.7%
2,000,000	Giordano International Ltd.(a)	$799,564
TEXTILES, APPAREL & LUXURY GOODS—0.9%
1,090,000	Texwinca Holdings Ltd.(a)	1,054,735
TRANSPORTATION INFRASTRUCTURE—0.7%
136,000	Hong Kong Aircraft Engineering Co. Ltd.(a)	864,596
		5,834,989
INDIA—14.0%
CHEMICALS—4.1%
235,000	Castrol (India) Ltd.(a)	1,462,479
850,000	Kansai Nerolac Paints Ltd.(a)	3,286,794
		4,749,273
CONSTRUCTION MATERIALS—2.1%
440,000	Ramco Cements Ltd. (The)(a)	2,517,124
INFORMATION TECHNOLOGY SERVICES—1.3%
220,074	MphasiS Ltd.(a)	1,491,210
PERSONAL PRODUCTS—3.2%
204,372	Godrej Consumer Products Ltd.(a)	3,697,856
PHARMACEUTICALS—1.7%
134,500	Piramal Enterprises Ltd.	1,971,603
ROAD & RAIL—1.6%
109,000	Container Corp. of India(a)	1,913,879
		16,340,945
INDONESIA—8.4%
BANKS—0.6%
15,300,000	Bank Permata Tbk PT(a)	747,813
CONSTRUCTION MATERIALS—1.0%
17,142,800	Holcim Indonesia Tbk PT(a)	1,129,249
FOOD PRODUCTS—1.8%
1,280,000	Petra Foods Ltd.	2,066,545
SPECIALTY RETAIL—1.5%
30,000,000	Ace Hardware Indonesia Tbk PT(a)	1,752,997
TRADING COMPANIES & DISTRIBUTORS—3.5%
7,665,500	AKR Corporindo Tbk PT(a)	4,115,198
		9,811,802
JORDAN—1.5%
PHARMACEUTICALS—1.5%
59,806	Hikma Pharmaceuticals PLC(a)	1,726,225
KENYA—1.7%
BEVERAGES—1.7%
753,800	East African Breweries Ltd.(a)	1,959,130
LEBANON—0.8%
BANKS—0.8%
95,000	BLOM Bank SAL, GDR	915,800
MALAYSIA—5.9%
AUTOMOBILES—0.9%
640,200	Oriental Holdings Bhd	1,015,383

See Notes to Portfolio of Investments.

BEVERAGES—0.8%
300,000	Guinness Anchor Bhd(a)	$963,608
FOOD PRODUCTS—1.2%
240,000	United Plantations Bhd	1,435,957
MULTILINE RETAIL—1.9%
3,737,900	Aeon Co. (M) Bhd(a)	2,256,286
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
1,790,413	SP Setia Bhd	1,249,626
		6,920,860
MEXICO—3.6%
TRANSPORTATION INFRASTRUCTURE—3.6%
113,676	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(b)	4,220,790
NETHERLANDS—1.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
45,000	ASM International NV(a)	1,792,383
NIGERIA—2.1%
BANKS—1.1%
19,437,011	Zenith Bank PLC	1,231,909
BEVERAGES—1.0%
2,125,000	Guinness Nigeria PLC	1,228,262
		2,460,171
OMAN—0.9%
BANKS—0.9%
250,100	Bank Muscat SAOG, GDR(a)	1,080,432
PERU—0.4%
CONSTRUCTION & ENGINEERING—0.4%
195,354	Grana y Montero SA, ADR	429,779
PHILIPPINES—2.6%
HOTELS, RESTAURANTS & LEISURE—2.6%
705,660	Jollibee Foods Corp.(a)	3,049,694
POLAND—2.7%
FOOD & STAPLES RETAILING—2.7%
233,898	Eurocash SA(a)	3,166,458
REPUBLIC OF SOUTH KOREA—2.6%
BANKS—1.7%
261,171	BNK Financial Group, Inc.(a)	1,974,077
MULTILINE RETAIL—0.9%
6,000	Shinsegae Co. Ltd.(a)	1,068,925
		3,043,002
ROMANIA—2.1%
BANKS—2.1%
1,045,000	BRD-Groupe Societe Generale(b)	2,494,662
RUSSIA—1.1%
BEVERAGES—0.7%
133,150	Synergy Co.(a)(b)	807,838
FOOD & STAPLES RETAILING—0.4%
274,900	O’Key Group SA, GDR	461,832
		1,269,670

See Notes to Portfolio of Investments.

SOUTH AFRICA—7.4%
CHEMICALS—1.1%
1,303,000		African Oxygen Ltd.	$1,312,412
DIVERSIFIED FINANCIAL SERVICES—1.4%
201,059		JSE Ltd.(a)	1,638,283
FOOD & STAPLES RETAILING—3.4%
351,900		Clicks Group Ltd.	1,925,063
172,735		SPAR Group Ltd.(a)	1,997,511
			3,922,574
HOTELS, RESTAURANTS & LEISURE—1.5%
196,384		City Lodge Hotels Ltd.	1,804,949
			8,678,218
SRI LANKA—1.6%
INDUSTRIAL CONGLOMERATES—1.6%
1,760,404		John Keells Holdings PLC(a)	1,887,619
THAILAND—6.0%
CONSTRUCTION MATERIALS—1.2%
184,000		Siam City Cement PCL, Foreign Shares(a)	1,430,340
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—1.2%
1,679,000		Hana Microelectronics PCL, Foreign Shares(a)	1,445,878
HEALTH CARE PROVIDERS & SERVICES—1.6%
302,000		Bumrungrad Hospital PCL, Foreign Shares(a)	1,870,318
MEDIA—0.9%
1,200,100		BEC World PCL, Foreign Shares(a)	1,014,461
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
1,020,000		Central Pattana PCL, Foreign Shares(a)	1,284,834
			7,045,831
TURKEY—4.0%
CONSTRUCTION MATERIALS—2.1%
501,702		Cimsa Cimento Sanayi VE Ticaret A.S.(a)	2,447,800
INSURANCE—1.9%
1,982,000		Aksigorta AS(a)	1,076,034
176,154		AvivaSA Emeklilik ve Hayat AS	1,163,393
			2,239,427
			4,687,227
			110,770,900
PRIVATE EQUITY —1.6%
GLOBAL—1.0%
7,248,829	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	184,193
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(e)(f)(h)	984,192
			1,168,385
ISRAEL—0.6%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	225,383
72,640		Exent Technologies Ltd. Preferred A1 Shares(a)(b)(e)(f)(h)(i)	—
62,304		Exent Technologies Ltd. Preferred C Shares(a)(b)(e)(f)(h)(i)	—
15,716		Exent Technologies Ltd. Warrants A1(a)(b)(e)(f)(h)(i)	—
46,856		Flash Networks Ltd. Ordinary Shares(a)(b)(e)(f)(h)(i)	33,589
12		Flash Networks Ltd. Series C Preferred(a)(b)(e)(f)(h)(i)	—
23,264		Flash Networks Ltd. Series C-1 Preferred(a)(b)(e)(f)(h)(i)	—

See Notes to Portfolio of Investments.

$13,526		Flash Networks Ltd. Series D Preferred(a)(b)(e)(f)(h)(i)	$—
9,952		Flash Networks Ltd. Series E Preferred(a)(b)(e)(f)(h)(i)	—
22		Flash Networks Ltd. Warrants C(a)(b)(e)(f)(h)(i)	—
52		Flash Networks Ltd. Warrants Ordinary(a)(b)(e)(f)(h)(i)	—
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(e)(f)(g)	111,705
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(e)(f)(h)	282,087
32,574		Vidyo, Inc. Trust A (Preferred)(a)(b)(e)(f)(h)(j)	—
15,531		Vidyo, Inc. Trust B (Preferred)(a)(b)(e)(f)(h)(j)	—
13,219		Vidyo, Inc. Trust B1 (Preferred)(a)(b)(e)(f)(h)(j)	—
6,864		Vidyo, Inc. Trust C (Preferred)(a)(b)(e)(f)(h)(j)	—
4,150		Vidyo, Inc. Trust C1 (Preferred)(a)(b)(e)(f)(h)(j)	—
1,802		Vidyo, Inc. Trust Common(a)(b)(e)(f)(h)(j)	—
2,713		Vidyo, Inc. Trust D (Preferred)(a)(b)(e)(f)(h)(j)	—
			652,764
			1,821,149
WARRANT—0.0%
SRI LANKA—0.0%
INDUSTRIAL CONGLOMERATES—0.0%
92,603		John Keells Holdings PLC, expires 11/11/16(b)	11,824
			11,824
		Total Long-Term Equity Securities in Emerging Market Countries—96.3% (cost $160,856,458)	112,603,873
LONG-TERM EQUITY SECURITIES IN DEVELOPED MARKET COUNTRIES—3.0%
COMMON STOCK—3.0%
UNITED STATES—3.0%
INFORMATION TECHNOLOGY SERVICES—3.0%
45,962		EPAM Systems, Inc.(b)	3,442,554
			3,442,554
PRIVATE EQUITY —0.0%
UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f)(g)	1,971
			1,971
		Total Long-Term Equity Securities in Developed Market Countries—3.0% (cost $1,966,358)	3,444,525
SHORT-TERM INVESTMENT—0.9%
$1,064,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 repurchase price $1,064,003, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $1,085,560	1,064,000
		Total Short-Term Investment—0.9% (cost $1,064,000)	1,064,000
		Total Investments—100.2% (cost $163,886,816) (k)	117,112,398
		Liabilities in Excess of Other Assets—(0.2)%	(187,819)
		Net Assets—100.0%	$116,924,579

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	As of January 31, 2016, the aggregate amount of open commitments for the Fund is $1,524,584.
(e)	Illiquid security.
(f)	Restricted security, not readily marketable. See Note (c) of the accompanying Notes to Portfolio of Investments.

See Notes to Portfolio of Investments.

(g)	In liquidation.
(h)	Active investments.
(i)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (c) of the accompanying Notes to Portfolio of Investments.

(j)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (c) of the accompanying Notes to Portfolio of Investments.
(k)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.6% of the net assets of the Fund as of January 31, 2016. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total

Long-Term Investments
Automobiles	$1,015,383	$—	$—	$1,015,383
Banks	4,642,371	5,382,107	—	10,024,478
Beverages	1,228,262	3,730,576	—	4,958,838
Chemicals	1,312,412	5,772,331	—	7,084,743
Commercial Services & Supplies	1,065,368	—	—	1,065,368
Construction & Engineering	429,779	—	—	429,779
Food & Staples Retailing	2,386,895	5,163,969	—	7,550,864
Food Products	6,465,679	—	—	6,465,679
Health Care Providers & Services	1,643,857	1,870,318	—	3,514,175
Hotels, Restaurants & Leisure	1,804,949	4,150,911	—	5,955,860
Industrial Conglomerates	11,824	1,887,619	—	1,899,443
Information Technology Services	4,619,892	1,491,210	—	6,111,102
Insurance	1,163,393	1,076,034	—	2,239,427
Pharmaceuticals	1,971,603	1,726,225	—	3,697,828
Real Estate Management & Development	7,112,347	2,816,448	—	9,928,795
Road & Rail	1,334,781	1,913,879	—	3,248,660
Software	1,433,772	—	—	1,433,772
Textiles, Apparel & Luxury Goods	1,954,310	1,054,735	—	3,009,045
Transportation Infrastructure	5,654,494	864,596	—	6,519,090
Other	—	28,072,949	—	28,072,949
Private Equity	—	—	1,823,120	1,823,120
Short-Term Investment	—	1,064,000	—	1,064,000

Total	$47,251,371	$68,037,907	$1,823,120	$117,112,398

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2016, the security issued by MphasiS Ltd. in the amount of $1,491,210 transferred from Level 1 to Level 2 because there was a valuation factor applied at January 31, 2016. The securities issued by BRD-Groupe Societe Generale, Clicks Group Ltd. and Zenith Bank PLC in the amounts of $2,494,662, $1,925,063 and $1,231,909, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at January 31, 2016.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions and Aberdeen Pricing Committee decisions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

	Fair Value at 1/31/16	Valuation Technique	Unobservable Inputs	Range

Private Equity	$1,823,120	Partner Capital Value/Net Asset Value	Distributions	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 1/31/16
Private Equity	$2,077,668	$—	$(960,834)	$706,286	$—	$—	$—	$—	$1,823,120
Total	$2,077,668	$—	$(960,834)	$706,286	$—	$—	$—	$—	$1,823,120

Amounts listed as “—“ are $0 or round to $0.

Change in unrealized appreciation/depreciation relating to investments still held at January 31, 2016 is $(176,516).

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $1,064,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016.

c. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Cost	Fair Value At 1/31/16	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (3)
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	$929,799	$225,383	0.19	$327,976	$625,413
Emerging Markets Ventures I, L.P.	01/22/98 – 01/10/06	2,474,673	184,193	0.16	7,552,733	851,171
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	124,482	—	0.00	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	0.00	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	114,457	33,589	0.03	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	0.00	—	—
Flash Networks Ltd. Warrants Ordinary (4)	11/29/15	—	—	0.00	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	1,717,032	111,705	0.10	885,262	—
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	121,786	282,087	0.24	533,564	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	359,691	1,971	0.00	3,045,426	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,112,731	984,192	0.84	1,282,411	—
Vidyo, Inc. Trust A (Preferred) (2)	10/24/12	29,796	—	0.00	—	—
Vidyo, Inc. Trust B (Preferred) (2)	10/24/12	14,207	—	0.00	—	—
Vidyo, Inc. Trust B1 (Preferred) (2)	10/24/12	12,092	—	0.00	—	—
Vidyo, Inc. Trust C (Preferred) (2)	10/24/12	6,279	—	0.00	—	—
Vidyo, Inc. Trust C1 (Preferred) (2)	10/24/12	3,796	—	0.00	—	—
Vidyo, Inc. Trust Common (2)	10/24/12	1,648	—	0.00	—	—
Vidyo, Inc. Trust D (Preferred) (2)	10/24/12	2,482	—	0.00	—	—
Total		$7,024,951	$1,823,120	1.56	$13,627,372	$1,524,584

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

Amounts listed as “—“ are $0 or round to $0.

(1) Neurone Ventures II, L.P., Flash Networks Ltd., Extent Technologies Ltd., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(3) The open committments are unlikely to be called.

(4) Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

d. Rights Issues and Warrants:

Rights issues give existing shareholders the right to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2016 were as follows:

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$164,059,666	$12,904,254	$(59,851,522)	$(46,947,268)

Item 2 - Controls and Procedures

a)             The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 30, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: March 30, 2016